HARRIS ASSOCIATES LARGE CAP VALUE FUND

NATIXIS U.S. MULTI-CAP EQUITY FUND

(the “Funds”)

Supplement dated February 28, 2014, to the Funds’ Statement of Additional Information dated May 1, 2013, as may be revised and supplemented from time to time.

On December 13, 2013, the Board of Trustees of Natixis Funds Trust I and Natixis Funds Trust II has approved name changes to the Harris Associates Large Cap Value Fund and the Natixis U.S. Multi-Cap Equity Fund. Effective at the close of business on February 28, 2014, the Funds’ names will change to the “Natixis Oakmark Fund” and the “Natixis U.S. Equity Opportunities Fund”, respectively, and accordingly, each reference to “Harris Associates Large Cap Value Fund” and “Natixis U.S. Multi-Cap Equity Fund” in the Statement of Additional Information (“SAI”) are hereby replaced with “Natixis Oakmark Fund” and “Natixis U.S. Equity Opportunities Fund”, respectively.

Effective at the close of business on February 28, 2014, all references to the “Loomis Sayles - Mid Cap Growth” segment and the “Loomis Sayles – Small/Mid Core” segment of the Fund are removed. The name of the “Loomis Sayles - Large Cap Growth” segment is changed to the “Loomis Sayles - All Cap Growth” segment.

Effective at the close of business on February 28, 2014, the sub-section “Subadvisory Fees” under the section “Fund Charges and Expenses” is revised with respect to the Funds:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment)
Natixis Oakmark Fund	Harris Associates L.P.	10/29/02, as amended 02/28/14	0.52% 0.50%	of the first $200 million; of amounts in excess of $200 million
Natixis U.S. Equity Opportunities Fund	Harris Associates L.P. – Large Cap Value Segment	10/30/00, as amended 02/28/14	0.52%	on all assets of the Large Cap Value segment
	Loomis, Sayles & Company, L.P. – All Cap Growth Segment	05/18/01, as amended 02/28/14	0.35%	on all assets of the All Cap Growth segment

Effective at the close of business on February 28, 2014, William C. Nygren, Kevin G. Grant and M. Colin Hudson will succeed Edward S. Loeb, Michael J. Mangan and Diane L. Mustain as portfolio managers of the Natixis Oakmark Fund and the Harris Associates Large Cap Value segment of the Natixis U.S. Equity Opportunities Fund. All references to Messrs. Loeb and Mangan and Ms. Mustain with respect to the Natixis Oakmark Fund and the Natixis U.S. Equity Opportunities Fund are removed.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As January 31, 2014, the portfolio managers of the Funds managed other accounts in addition to managing the Funds. The following table provides information on the other accounts managed by the portfolio managers:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
William C. Nygren	5	$18 billion	0	0	1	$64.4 million	0	0	3	$308.1 million	0	0
Kevin G. Grant	1	$12 billion	0	0	0	0	0	0	0	0	0	0
M. Colin Hudson	1	$19.6 billion	0	0	0	0	0	0	0	0	0	0

Portfolio Managers’ Ownership of Fund Shares

As January 31, 2014, the portfolio managers of the Funds had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
William C. Nygren	Natixis Oakmark Fund Natixis U.S. Equity Opportunities Fund	A
Kevin G. Grant	Natixis Oakmark Fund Natixis U.S. Equity Opportunities Fund	A
M. Colin Hudson	Natixis Oakmark Fund Natixis U.S. Equity Opportunities Fund	A

*	A.None	E.$100,001 -$500,000
	B.$1 -10,000	F.$500,001 -$1,000,000
	C.$10,001 - $50,000	G.over $1,000,000
D.$50,001 -$100,000